Offsets	Nov. 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FLEX LNG LTD.
Form or Filing Type	F-3
File Number	333-268367
Initial Filing Date	Nov. 15, 2022
Fee Offset Claimed	$ 11,020.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	FLEX LNG Ltd. previously paid an aggregate registration fee of $11,020 in connection with the Registration Statement on Form F-3 (Registration Statement No. 333-268367), filed on November 15, 2022, as amended on December 1, 2022 (the "Prior Registration Statement") relating to the registration of $100 million ordinary shares, of which there were no ordinary shares sold or issued pursuant to the Prior Registration Statement. Pursuant to Rule 457(p), the $13,810 registration fee associated with this 424(b)(5) filing is being partially offset by the $11,020 in fees that remain available under the Prior Registration Statement. The offering of the unsold offset securities pursuant to the Prior Registration Statement associated with the claimed fee offset pursuant to Rule 457(p) has been completed or terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FLEX LNG LTD.
Form or Filing Type	F-3
File Number	333-268367
Filing Date	Nov. 15, 2022
Fee Paid with Fee Offset Source	$ 11,020.00